FINANCIAL INSTRUMENTS - Disclosure of Level 3 Financial Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Balance, beginning of year	$ 5,088
Balance, end of year	29,149	$ 5,088
Level 3
Financial assets
Balance, beginning of year	309	0
Fair value changes in net income	(14)	0
Fair value changes in other comprehensive income	(33)	0
Additions	3,095	309
Disposals	(91)	0
Balance, end of year	3,266	309
Financial liabilities
Balance, beginning of year	0	0
Fair value changes in net income	3	0
Fair value changes in other comprehensive income	0	0
Additions	32	0
Disposals	(8)	0
Balance, end of year	$ 27	$ 0